Accounting for transmission line projects entered into by the Group (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of detailed information about service concession arrangements [abstract]
Schedule of Movement of Contract Assets
(c)
The movement of contract assets relating to transmission line project during the year ended March 31, 2026 and 2025 are summarised below:

	As at March 31,
	2025	2026	2026
	(INR)	(INR)	(USD)
Balance at the beginning of the year	1,716	2,832	30
Recognition of contract assets pursuant to recognition of construction revenue*	933	623	7
Unwinding of contract assets calculated at the rate of 4.72% p.a. (March 31, 2025: INR 4.89%)	183	154	2
Balance at the end of the year	2,832	3,609	38

Non-current	2,724	3,393	36
Current	108	216	2

* includes profit of INR 24 (March 31, 2025: INR 36; March 31, 2024: INR 161).